EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE

10. EARNINGS PER SHARE

        Basic earnings per share and diluted earnings per share were calculated as follows:

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
	RMB	RMB
Numerator:
Net income/(loss) attributable to Ctrip's shareholders	16,791,741	(2,099,936,625)
Eliminate the dilutive effect of interest expense of convertible notes	—	—

Numerator for diluted earnings/(loss) per share	16,791,741	(2,099,936,625)

Denominator:
Denominator for basic earnings per ordinary share—weighted average ordinary shares outstanding	35,646,304	57,153,857
Dilutive effect of share options	2,587,381	—
Dilutive effect of convertible bond sold warrants	484,527	—

Denominator for diluted earnings per ordinary share	38,718,212	57,153,857

Basic earnings/(losses) per ordinary share	0.47	(36.74)

Diluted earnings/(losses) per ordinary share	0.43	(36.74)

Basic earnings/(losses) per ADS	0.06	(4.59)

Diluted earnings/(losses) per ADS	0.05	(4.59)

        Note *—On December 1, 2015, the Company changed the ratio of its American depositary shares ("ADSs") to ordinary shares from four (4) ADSs representing one (1) ordinary share to eight (8) ADSs representing one (1) ordinary share. The earning per share of the Company for the periods presented in this financial statement has been retrospectively adjusted to reflect such effect.

        The 2017 convertible senior notes, 2018 convertible senior notes, 2020 convertible senior notes, 2025 convertible senior notes and the Priceline convertible notes were not included in the computation of diluted EPS in the six-month period ended June, 30, 2016 because the inclusion of such instrument would be anti-dilutive.

        For the six-month period ended June 30, 2015 and 2016, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
2017 convertible senior notes	873,322	444,203
2018 convertible senior notes	2,551,360	2,551,360
2020 convertible senior notes	53,337	1,608,985
2025 convertible senior notes	31,013	935,550
Priceline convertible 2019 notes	1,536,338	1,536,338
Priceline convertible 2020 notes	105,971	599,400
Priceline convertible 2025 notes	—	912,919
A long-term equity investment firm notes	—	912,919
Outstanding weighted average stock options	92,914	3,645,893
Sold Warrants	—	307,202

	5,244,255	13,454,769